Basic and Diluted Loss Per Ordinary Share - Schedule of Basic and Diluted Loss Per Share (Detail) £ / shares in Units, £ in Thousands, shares in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2026 GBP (£) £ / shares shares	Jun. 30, 2026 $ / shares	Jun. 30, 2025 GBP (£) £ / shares shares	Jun. 30, 2025 $ / shares	Jun. 30, 2026 GBP (£) £ / shares shares	Jun. 30, 2026 $ / shares	Jun. 30, 2025 GBP (£) £ / shares shares	Jun. 30, 2025 $ / shares
Earnings Per Share [Abstract]
Loss for the period | £	£ (3,080)		£ (24,114)		£ (6,945)		£ (26,587)
Basic and diluted weighted average number of shares | shares	20,928,149		5,173,376		20,869,329		2,676,461
Basic loss per ordinary share | (per share)	£ 0	$ 0	£ 0	$ 0	£ 0	$ 0	£ (0.01)	$ (0.01)
Diluted loss per ordinary share | (per share)	£ 0	$ 0	£ 0	$ 0	£ 0	$ 0	£ (0.01)	$ (0.01)